SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED EXPENSES RELATED PARTY (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Accounts payable - related party	$ 371,119	$ 356,191	$ 347,156
Accrued expenses - related party	5,661,868	3,082,363	2,995,452
Accrued interest - related party	232,647	2,276,454	1,901,952
Total accounts payable and accrued expenses - related party	$ 6,265,634	$ 5,715,008	$ 5,244,560